EQ ADVISORS TRUSTSM

SUPPLEMENT DATED NOVEMBER 1, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2016, as supplemented. You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus, or Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio management team for the Multimanager Aggressive Equity Portfolio (“Portfolio”).

Effective January 1, 2017, information contained in the tables in the section of the SAI entitled “Appendix C—EQ ADVISORS TRUST—PORTFOLIO MANAGER INFORMATION—T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”)—Multimanager Aggressive Equity” is hereby deleted and replaced with the following information:

T. Rowe Price Associates, Inc. (“T. Rowe Price” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as of September 30, 2016

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Multimanager Aggressive Equity Portfolio
Taymour R. Tamaddon	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of September 30, 2016
Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Multimanager Aggressive Equity Portfolio
Taymour R. Tamaddon	X